ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares						Fair Value
	OPEN END FUNDS — 73.4%
	FIXED INCOME - 73.4%
1,711,299	DoubleLine Core Fixed Income Fund, Class I					$ 16,240,229
1,644,427	DoubleLine Low Duration Bond Fund, Class I					15,901,605
	TOTAL OPEN END FUNDS (Cost $31,112,244)					32,141,834

	SHORT-TERM INVESTMENTS — 8.3%
	MONEY MARKET FUNDS - 8.3%
3,652,075	First American Government Obligations Fund, Class X, 4.82% (Cost $3,652,075)(a)					3,652,075

Contracts(b)
	EQUITY OPTIONS PURCHASED - 18.1%(c)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 18.1%
37,545	Nomura WNTN Shares	NOM	08/16/2025	$ 0.0001	$ 6,159,222	$ 5,548,562
8,108	Nomura WNTN TRND Shares	NOM	08/16/2025	0.0001	2,660,835	2,362,007
	TOTAL CALL OPTIONS PURCHASED (Cost - $8,820,057)					7,910,569

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $8,820,057)					7,910,569

	TOTAL INVESTMENTS - 99.8% (Cost $43,584,376)					$ 43,704,478
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%					76,758
	NET ASSETS - 100.0%					$ 43,781,236

NOM	Nomura Securities (Bermuda), Ltd.

(a)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(b) (c)

Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

These securities provide exposure to daily returns of the reference asset that are not publicly available; the Top 50 holdings for each option are shown on the subsequent pages.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description				Expiration Date	Notional Value at September 30, 2024	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	26	2 YR T-NOTE				Dec-24	5,414,297	$ 2,516	0.01%
	17	5 YR T-NOTE				Dec-24	1,868,008	(2,117)	(0.00)%
	25	AS10YRBOND				Dec-24	2,011,619	(18,363)	(0.04)%
	23	AS3YRBOND				Dec-24	1,704,137	(2,817)	(0.01)%
	14	CANADA BOND				Dec-24	1,294,054	5,997	0.01%
	2	EMINI NASDAQ				Dec-24	810,450	21,830	0.05%
	8	EMINI S&P				Dec-24	2,325,700	37,260	0.09%
	19	ERX 2 BUND				Dec-24	2,267,448	6,570	0.02%
	12	EURO BTP FUTURES				Dec-24	1,623,082	27,760	0.06%
	14	EURO BTS FUTURES				Dec-24	1,678,468	9,209	0.02%
	14	EURO STOXX50				Dec-24	784,127	15,762	0.04%
	15	GOLD				Dec-24	3,989,100	153,410	0.35%
	5	ICE 3MTH SONIA FUTURE				Jun-26	1,614,613	(385)	(0.00)%
	5	ICE 3MTH SONIA FUTURE				Mar-26	1,614,530	(100)	(0.00)%
	5	ICE 3MTH SONIA FUTURE				Sep-26	1,614,530	(752)	(0.00)%
	4	ICE 3MTH SONIA FUTURE				Dec-26	1,291,624	(535)	(0.00)%
	4	ICE 3MTH SONIA FUTURE				Jun-27	1,291,624	(568)	(0.00)%
	4	ICE 3MTH SONIA FUTURE				Mar-27	1,291,624	(719)	(0.00)%
	4	ICE 3MTH SONIA FUTURE				Dec-25	1,291,356	(17)	(0.00)%
	3	ICE 3MTH SONIA FUTURE				Sep-27	968,668	(401)	(0.00)%
	5	JAPAN BOND				Dec-24	5,035,267	7,032	0.02%
	27	LME ALUM				Dec-24	1,763,863	53,275	0.12%
	13	LME ALUM				Dec-24	849,267	60,451	0.14%
	5	LME COPPER				Dec-24	1,227,544	17,070	0.04%
	9	LME NICKEL				Dec-24	944,641	60,115	0.14%
	17	LME ZINC				Dec-24	1,314,393	79,276	0.18%
	5	MIB INDEX				Dec-24	947,950	7,238	0.02%
	8	SILVER				Dec-24	1,258,320	15,385	0.04%
	19	THREE-MONTH SOFR				Jun-26	4,608,450	(38)	(0.00)%
	19	THREE-MONTH SOFR				Sep-26	4,607,263	(388)	(0.00)%
	18	THREE-MONTH SOFR				Mar-26	4,366,125	1,175	0.00%
	17	THREE-MONTH SOFR				Dec-26	4,120,800	(1,125)	(0.00)%
	16	THREE-MONTH SOFR				Dec-25	3,880,000	1,438	0.00%
	16	THREE-MONTH SOFR				Mar-27	3,877,200	(1,463)	(0.00)%
	15	THREE-MONTH SOFR				Jun-27	3,633,750	(1,675)	(0.00)%
	11	THREE-MONTH SOFR				Sep-25	2,665,713	288	0.00%
	11	THREE-MONTH SOFR				Sep-27	2,664,063	(1,263)	(0.00)%
	7	T-NOTE				Dec-24	799,969	(1,008)	(0.00)%
								$ 549,323

	Short Contracts
	(7)	E MINI RUSSELL				Dec-24	787,220	$ (7,400)	(0.02)%
	(7)	FEEDERS				Jan-25	835,713	(15,750)	(0.04)%
	(13)	LME ALUM				Dec-24	849,267	(60,451)	(0.14)%
	(6)	LME COPPER				Dec-24	1,473,053	(107,850)	(0.25)%
	(22)	LME NICKEL				Dec-24	2,309,122	(110,756)	(0.25)%
	(9)	LME NICKEL				Dec-24	944,641	(60,115)	(0.14)%
	(28)	NATURAL GAS				Jan-25	1,008,560	(66,400)	(0.15)%
							Subtotal	$ (428,722)

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Receive/ Deliver	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	12/20/2024	SG	AUD	2,600,000	USD	1,785,370	$ 1,797,380	$ 10,370	0.02%
	12/20/2024	SG	GBP	8,125,000	USD	10,643,425	10,687,188	298,196	0.68%

	To Sell:
	12/20/2024	SG	JPY	125,000,000	USD	884,068	$ 870,250	$ 3,659	0.01%
	12/20/2024	SG	CAD	4,900,000	USD	3,615,871	3,623,060	(10,750)	(0.02)%
	12/20/2024	SG	EUR	2,000,000	USD	2,223,401	2,227,000	(11,022)	(0.03)%
							Subtotal	$ 290,453

							All Other Investments	5,137,508
							Total Value of Purchased Option	5,548,562

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

SG -	Societe Generale SA

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

	WNTN TRND Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description				Expiration Date	Notional Value at September 30, 2024	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	15	2 YR T-NOTE				Dec-24	3,123,633	$ 1,852	0.00%
	3	3M CORRA FUTURES				Mar-25	538,912	(213)	(0.00)%
	3	3M CORRA FUTURES				Dec-24	535,917	(10,647)	(0.02)%
	16	5 YR T-NOTE				Dec-24	1,758,125	(1,187)	(0.00)%
	8	AS10YRBOND				Dec-24	643,718	(6,024)	(0.01)%
	24	AS3YRBOND				Dec-24	1,778,230	(2,498)	(0.01)%
	3	AS-INDEX-200				Dec-24	430,645	(35)	(0.00)%
	4	CANADA BOND				Dec-24	369,730	(360)	(0.00)%
	1	EMINI NASDAQ				Dec-24	405,225	138	0.00%
	2	EMINI S&P				Dec-24	581,425	950	0.00%
	12	ERX 2 BUND				Dec-24	1,432,072	3,652	0.01%
	7	ERX BOBL				Dec-24	935,730	4,777	0.01%
	5	EURO BTP FUTURES				Dec-24	676,284	11,224	0.03%
	5	EURO BTS FUTURES				Dec-24	599,453	3,430	0.01%
	10	EURO BUND				Dec-24	1,502,334	45	0.00%
	4	GOLD				Dec-24	1,063,760	1,230	0.00%
	2	ICE 3MTH SONIA FUTURE				Jun-26	645,845	-	0.00%
	2	ICE 3MTH SONIA FUTURE				Mar-26	645,812	38,681	0.09%
	2	ICE 3MTH SONIA FUTURE				Sep-26	645,812	(29,341)	(0.07)%
	2	ICE 3MTH SONIA FUTURE				Dec-26	645,812	(1,190)	(0.00)%
	2	ICE 3MTH SONIA FUTURE				Mar-27	645,812	2,929	0.01%
	2	ICE 3MTH SONIA FUTURE				Dec-25	645,678	5,300	0.01%
	2	ICE 3MTH SONIA FUTURE				Sep-25	645,076	(5,840)	(0.01)%
	2	ICE 3MTH SONIA FUTURE				Jun-25	643,906	-	0.00%
	2	JAPAN BOND				Dec-24	2,014,107	7	0.00%
	5	LCATTLE				Dec-24	369,600	(4,117)	(0.01)%
	7	LME ALUM				Dec-24	457,298	946	0.00%
	2	LME COPPER				Dec-24	491,018	485	0.00%
	4	T-BOND				Dec-24	496,750	-	0.00%
	9	THREE-MONTH SOFR				Mar-26	2,183,063	330	0.00%
	9	THREE-MONTH SOFR				Jun-26	2,182,950	(941)	(0.00)%
	9	THREE-MONTH SOFR				Dec-25	2,182,500	(39,470)	(0.09)%
	8	THREE-MONTH SOFR				Sep-26	1,939,900	(325)	(0.00)%
	8	THREE-MONTH SOFR				Sep-25	1,938,700	(125)	(0.00)%
	7	THREE-MONTH SOFR				Dec-26	1,696,800	12,369	0.03%
	7	THREE-MONTH SOFR				Jun-25	1,693,825	1,499	0.00%
	6	THREE-MONTH SOFR				Mar-27	1,453,950	(12,288)	(0.03)%
	6	THREE-MONTH SOFR				Jun-27	1,453,500	8,681	0.02%
	4	THREE-MONTH SOFR				Sep-27	968,750	(1,225)	(0.00)%
	12	T-NOTE				Dec-24	1,371,375	(672)	(0.00)%
	3	ULTRA T-BOND				Dec-24	399,281	800	0.00%
							Subtotal	$ (17,173)

	Short Contracts
	(7)	LME LEAD$				Dec-24	366,083	$ (4,825)	(0.01)%
							Subtotal	$ (4,825)

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Receive/ Deliver	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	12/20/2024	SG	AUD	700,000	USD	482,510	$ 483,910	$ 1,524	0.00%
	12/20/2024	SG	CHF	875,000	USD	1,036,763	$ 1,034,775	6,393	0.01%
	12/20/2024	SG	EUR	875,000	USD	970,701	$ 974,313	7,090	0.02%
	12/20/2024	SG	NZD	900,000	USD	557,995	$ 571,410	8,831	0.02%
	12/20/2024	SG	GBP	2,875,000	USD	3,764,688	$ 3,845,313	107,451	0.25%
	12/20/2024	SG	JPY	62,500,000	USD	447,546	435,125	(5,667)	(0.01)%

	To Sell:
	12/20/2024	SG	MXN	20,500,000	USD	1,024,710	$ 1,040,990	$(29,579)	(0.07)%
	12/20/2024	SG	CAD	1,300,000	USD	958,804	961,220	(3,228)	(0.01)%
							Subtotal	$ 92,815

							All Other Investments	2,291,190
							Total Value of Purchased Option	2,362,007

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

SG -	Societe Generale SA